Goodwill and Identified Intangible Assets - Schedule of Change in the Carrying Amount of Goodwill (Details) (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Balance, beginning of the year	$ 47,481	$ 47,461
Addition	0	20
Balance, end of period	$ 47,481	$ 47,481